Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets
Summary of identifiable intangible assets

	September 30, 2022
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(5,681)	$11,411
Trademarks/Tradenames	10.0	2,045	(943)	1,102
Covenant not to compete	3.0	76	(76)	—
		19,213	(6,700)	12,513
Indefinite-lived intangible assets:
In-process research and development	indefinite	—	—	—
Total		$19,213	$(6,700)	$12,513

	December 31, 2021
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(4,467)	$12,625
Trademarks/Tradenames	10.0	2,045	(790)	1,255
Covenant not to compete	3.0	76	(76)	—
		19,213	(5,333)	13,880
Indefinite-lived intangible assets:
In-process research and development	indefinite	6,947	—	6,947
Total		$26,160	$(5,333)	$20,827

	December 31, 2021
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(4,467)	$12,625
Trademarks/Tradenames	10.0	2,045	(790)	1,255
Covenant not to compete	3.0	76	(76)	0
		19,213	(5,333)	13,880
Indefinite-lived intangible assets:
In-process research and development	indefinite	6,947	—	6,947
Total		$26,160	$(5,333)	$20,827

	December 31, 2020
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.0	$14,362	$(2,933)	$11,429
Trademarks/Tradenames	10.0	2,045	(585)	1,460
Covenant not to compete	3.0	76	(76)	0
		16,483	(3,594)	12,889
Indefinite-lived intangible assets:
In-process research and development	indefinite	14,133	—	14,133
Total		$30,616	$(3,594)	$27,022